NOTES RECEIVABLE (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Notes Receivable	$ 350,000	$ 250,000
Ferrox Holdings Ltd. [Member]
Notes Receivable	250,000	250,000
Texas Tech University [Member]
Notes Receivable	$ 100,000	$ 0